Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Effective income tax rate	0.26%	0.26%
Net operating loss carry forwards	$ 91,777
Net operating loss carry forwards expiry year	2037